RECEIVABLES (Details 5) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Unpaid Principal Balance
Period considered for average recorded investment	4 months	4 months	10 months	10 months	13 months
Interest Income Recognized
Delinquency period of accounts considered for recognition of income			120 days		120 days
United States
Interest Income Recognized
Receivables on nonaccrual status	$ 113,771		$ 113,771		$ 107,966	$ 111,643
Canada
Interest Income Recognized
Receivables on nonaccrual status	5,713		5,713		1,923	2,068
Retail | United States
Interest Income Recognized
Receivables on nonaccrual status	38,150		38,150		54,798	49,881
Retail | Canada
Interest Income Recognized
Receivables on nonaccrual status	164		164		676	1,540
Wholesale | United States
Interest Income Recognized
Receivables on nonaccrual status	75,621		75,621		53,168	61,762
Wholesale | Canada
Interest Income Recognized
Receivables on nonaccrual status	5,549		5,549		1,247	528
Individually evaluated for impairment | Retail
Recorded Investment
Total	51,482		51,482		73,920	96,399
Unpaid Principal Balance
Total	46,401		46,401		68,459	90,381
Related Allowance	27,878		27,878		42,879	42,465
Average Recorded Investment
Total	53,590	74,131	53,991	71,961	85,094
Interest Income Recognized
Total	632	1,058	1,875	2,326	4,669
Individually evaluated for impairment | Retail | United States
Recorded Investment
With no related allowance recorded	4,408		4,408		6,805	9,609
With an allowance recorded	47,074		47,074		66,747	84,312
Unpaid Principal Balance
With no related allowance recorded	4,300		4,300		6,791	7,634
With an allowance recorded	42,101		42,101		61,300	80,815
Related Allowance	27,878		27,878		42,861	42,138
Average Recorded Investment
With no related allowance recorded	4,585	3,960	4,433	4,212	2,741
With an allowance recorded	49,005	67,853	49,558	65,338	81,927
Interest Income Recognized
With no related allowance recorded	147	152	411	441	390
With an allowance recorded	485	881	1,464	1,798	4,261
Individually evaluated for impairment | Retail | Canada
Recorded Investment
With no related allowance recorded					303	1,790
With an allowance recorded					65	688
Unpaid Principal Balance
With no related allowance recorded					303	1,244
With an allowance recorded					65	688
Related Allowance					18	327
Average Recorded Investment
With no related allowance recorded		1,975		2,065	355
With an allowance recorded		343		346	71
Interest Income Recognized
With no related allowance recorded		25		78	9
With an allowance recorded				9	9
Individually evaluated for impairment | Wholesale
Recorded Investment
Total	81,935		81,935		56,444	61,609
Unpaid Principal Balance
Total	81,170		81,170		54,415	62,290
Related Allowance	11,259		11,259		10,101	27,222
Average Recorded Investment
Total	79,128	56,755	72,718	58,448	68,234
Interest Income Recognized
Total	551	492	1,569	1,565	2,379
Individually evaluated for impairment | Wholesale | United States
Recorded Investment
With an allowance recorded	76,304		76,304		55,167	61,078
Unpaid Principal Balance
With an allowance recorded	75,621		75,621		53,168	61,762
Related Allowance	9,450		9,450		9,690	26,700
Average Recorded Investment
With an allowance recorded	73,473	56,588	66,461	58,258	64,061
Interest Income Recognized
With an allowance recorded	528	486	1,381	1,548	2,226
Individually evaluated for impairment | Wholesale | Canada
Recorded Investment
With an allowance recorded	5,631		5,631		1,277	531
Unpaid Principal Balance
With an allowance recorded	5,549		5,549		1,247	528
Related Allowance	1,809		1,809		411	522
Average Recorded Investment
With an allowance recorded	5,655	167	6,257	190	4,173
Interest Income Recognized
With an allowance recorded	$ 23	$ 6	$ 188	$ 17	$ 153